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                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON NOVEMBER 15, 2004
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON FEBRUARY 14, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               -------------------------------

Check here if Amendment [X  ]; Amendment Number: 1
                                                ---------------
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner             Baltimore, Maryland         2/14/05
           ----------------------------   ------------------------  ----------
                        [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                            -----------------------------

Form 13F Information Table Entry Total:    21
                                           ------------------------------

Form 13F Information Table Value Total:    $210,054
                                            -----------------------------
                                                  (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


-------------------------------------------------------------------------------
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION
-------------------------------------------------------------------------------

                                                      FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6      COLUMN 7        COLUMN 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       VALUE     SHRS OR   SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED  NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----

Aclara Biosciences Inc     Common          00461P106      608    153,907    SH           SOLE                   SOLE
----------------------------------------------------------------------------------------------------------------------------------

Advanced Fibre Comm        Common          00754A105      397     25,000    SH           SOLE                   SOLE
----------------------------------------------------------------------------------------------------------------------------------

AMC Entertmt, Inc.         Common          001669100    1,596     83,400    SH           SOLE                   SOLE
----------------------------------------------------------------------------------------------------------------------------------

ARM Holdings PLC           Common          042068106    2,125    465,000    SH           SOLE                   SOLE
----------------------------------------------------------------------------------------------------------------------------------

Artisan Components         Common          042923102    4,288    147,300    SH           SOLE                   SOLE
----------------------------------------------------------------------------------------------------------------------------------

Cotton States Life Ins.    Common          221774102    1,533     77,792    SH           SOLE                   SOLE
----------------------------------------------------------------------------------------------------------------------------------

Cox Comm. Inc.             Common          224043109   30,645    925,000    SH           SOLE                   SOLE
----------------------------------------------------------------------------------------------------------------------------------

King Pharma. Inc.          Common          495582108    3,971    332,600    SH           SOLE                   SOLE
----------------------------------------------------------------------------------------------------------------------------------

Millennium Chem. Inc.      Common          599903101    2,709    127,700    SH           SOLE                   SOLE
----------------------------------------------------------------------------------------------------------------------------------

Ocular Sciences, Inc.      Common          675744106    4,634     96,600    SH           SOLE                   SOLE
----------------------------------------------------------------------------------------------------------------------------------

Peoplesoft, Inc.           Common          712713106   45,166  2,275,352    SH           SOLE                   SOLE
----------------------------------------------------------------------------------------------------------------------------------

Peoplesoft, Inc.           Common          712713106    3,970    200,000    SH  CALL     SOLE                                NONE
----------------------------------------------------------------------------------------------------------------------------------

Peoplesoft, Inc.           Common          712713106    2,978    150,000    SH  CALL     SOLE                                NONE
----------------------------------------------------------------------------------------------------------------------------------

Peoplesoft, Inc.           Common          712713106    5,955    300,000    SH  CALL     SOLE                                NONE
----------------------------------------------------------------------------------------------------------------------------------

Peoplesoft, Inc.           Common          712713106   11,910    600,000    SH  PUT      SOLE                                NONE
----------------------------------------------------------------------------------------------------------------------------------

Province Healthcare        Common          743977100    4,707    225,000    SH           SOLE                   SOLE
----------------------------------------------------------------------------------------------------------------------------------

QRS Corporation            Common          74726X105    5,395    779,600    SH           SOLE                   SOLE
----------------------------------------------------------------------------------------------------------------------------------



                                                      FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6      COLUMN 7        COLUMN 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       VALUE     SHRS OR   SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED  NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----


Tellabs, Inc.              Common          879664100      460     50,000    SH  PUT      SOLE                                NONE
----------------------------------------------------------------------------------------------------------------------------------

Unisource Energy Cp        Common          909205106   24,489  1,005,700    SH           SOLE                   SOLE
----------------------------------------------------------------------------------------------------------------------------------

Waypoint Fin'l. Corp.      Common          946756103    4,271    154,900    SH           SOLE                   SOLE
----------------------------------------------------------------------------------------------------------------------------------

WellPoint Health Net.      Common          94973H108   48,247    459,100    SH           SOLE                   SOLE
----------------------------------------------------------------------------------------------------------------------------------


